Business Combinations (Business Acquisition, Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Apr. 29, 2011 Family Comfort Hospice [Member]
Business Acquisition [Line Items]
Working capital	$ 268	$ 382
Identifiable intangible assets	589	951
Goodwill	8,225	2,320
Other assets and liabilities - net	387	11
Assets total	$ 9,469	$ 3,664